Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	20,000	0
Preferred stock, shares outstanding (in shares)	20,000	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	172,986,137	68,314,985
Common stock, shares outstanding (in shares)	172,986,137	68,314,985
Long-Term Debt and Other Financial Liabilities [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	$ 1,347	$ 995
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	2,030	2,532
Convertible Notes [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	1,046	0
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	$ 1,597	$ 5,839